UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2012

Shares	Description (1)	Value
	Common Stocks – 101.6% (5)
	Aerospace & Defense – 2.6%
44,366	Boeing Company	$ 3,299,499
65,577	Honeywell International Inc.	4,003,476
32,905	Raytheon Company	1,736,726
51,543	United Technologies Corporation	4,274,976
	Total Aerospace & Defense	13,314,677
	Air Freight & Logistics – 0.9%
58,393	United Parcel Service, Inc., Class B	4,713,483
	Airlines – 0.0%
3,957	United Continental Holdings Inc., (2)	85,076
	Auto Components – 0.1%
30,296	Cooper Tire & Rubber	461,105
	Automobiles – 0.8%
195,811	Ford Motor Company	2,445,679
32,461	Harley-Davidson, Inc.	1,593,186
	Total Automobiles	4,038,865
	Beverages – 2.4%
105,041	Coca-Cola Company	7,774,084
70,806	PepsiCo, Inc.	4,697,978
	Total Beverages	12,472,062
	Biotechnology – 1.0%
41,504	Amgen Inc.	2,821,857
18,099	Celgene Corporation, (2)	1,403,034
23,687	Gilead Sciences, Inc., (2)	1,157,110
	Total Biotechnology	5,382,001
	Building Products – 0.1%
42,748	Masco Corporation	571,541
	Capital Markets – 1.8%
109,476	Charles Schwab Corporation	1,573,170
18,872	Goldman Sachs Group, Inc.	2,347,111
48,534	Jefferies Group, Inc.	914,381
40,593	Legg Mason, Inc.	1,133,762
107,319	Morgan Stanley	2,107,745
38,635	Waddell & Reed Financial, Inc., Class A	1,252,160
	Total Capital Markets	9,328,329
	Chemicals – 2.2%
53,348	Dow Chemical Company	1,847,975
54,215	E.I. Du Pont de Nemours and Company	2,867,974
34,457	Eastman Chemical Company	1,781,082
25,853	Monsanto Company	2,062,035
53,293	Olin Corporation	1,159,123
60,403	RPM International, Inc.	1,581,955
	Total Chemicals	11,300,144
	Commercial Banks – 3.1%
33,724	Comerica Incorporated	1,091,309
19,256	HSBC Holdings PLC, Sponsored ADR	854,774
10,984	PNC Financial Services Group, Inc.	708,358
2,869	Toronto-Dominion Bank	243,722
148,597	U.S. Bancorp	4,707,553
246,827	Wells Fargo & Company	8,426,674
	Total Commercial Banks	16,032,390
	Commercial Services & Supplies – 0.7%
3,177	Avery Dennison Corporation	95,723
56,149	Deluxe Corporation	1,315,010
40,642	Pitney Bowes Inc.	714,486
16,031	R.R. Donnelley & Sons Company	198,624
35,497	Waste Management, Inc.	1,240,975
	Total Commercial Services & Supplies	3,564,818
	Communications Equipment – 2.4%
14,156	ADTRAN, Inc.	441,526
3,408	Ciena Corporation, (2)	55,176
230,385	Cisco Systems, Inc.	4,872,643
11,034	JDS Uniphase Corporation, (2)	159,883
15,048	Motorola Mobility Holdings Inc., (2)	590,484
25,703	Motorola Solutions Inc.	1,306,483
71,809	QUALCOMM, Inc.	4,884,448
	Total Communications Equipment	12,310,643

	Computers & Peripherals – 5.4%
37,824	Apple, Inc., (2)	22,674,353
67,332	Dell Inc., (2)	1,117,711
112,953	EMC Corporation, (2)	3,375,036
29,315	Hewlett-Packard Company	698,576
	Total Computers & Peripherals	27,865,676
	Consumer Finance – 0.4%
17,046	American Express Company	986,282
32,690	Discover Financial Services	1,089,885
	Total Consumer Finance	2,076,167
	Containers & Packaging – 0.3%
43,759	Packaging Corp. of America	1,294,829
5,718	Sonoco Products Company	189,838
	Total Containers & Packaging	1,484,667
	Distributors – 0.4%
34,770	Genuine Parts Company	2,181,818
	Diversified Consumer Services – 0.1%
7,623	Apollo Group, Inc., (2)	294,553
	Diversified Financial Services – 3.8%
414,679	Bank of America Corporation	3,968,478
80,886	Citigroup Inc.	2,956,383
6,790	CME Group, Inc.	1,964,551
198,535	JP Morgan Chase & Co.	9,128,639
47,644	New York Stock Exchange Euronext	1,429,796
	Total Diversified Financial Services	19,447,847
	Diversified Telecommunication Services – 3.4%
306,134	AT&T Inc.	9,560,565
29,237	CenturyLink Inc.	1,130,010
250,097	Frontier Communications Corporation	1,042,904
141,690	Verizon Communications Inc.	5,416,809
18,198	Windstream Corporation	213,099
	Total Diversified Telecommunication Services	17,363,387
	Electric Utilities – 1.4%
101,943	Duke Energy Corporation	2,141,822
6,959	Exelon Corporation	272,862
27,323	Great Plains Energy Incorporated	553,837
80,800	Pepco Holdings, Inc.	1,526,312
29,370	Progress Energy, Inc.	1,559,841
27,732	Southern Company	1,245,999
	Total Electric Utilities	7,300,673
	Electrical Equipment – 0.7%
49,909	Emerson Electric Company	2,604,252
14,553	Rockwell Automation, Inc.	1,159,874
	Total Electrical Equipment	3,764,126
	Electronic Equipment & Instruments – 0.3%
118,215	Corning Incorporated	1,664,467
	Energy Equipment & Services – 2.1%
6,964	Diamond Offshore Drilling, Inc.	464,847
18,452	Ensco PLC	976,664
83,720	Halliburton Company	2,778,667
16,059	Patterson-UTI Energy, Inc.	277,660
73,781	Schlumberger Limited	5,159,505
16,157	Tidewater Inc.	872,801
	Total Energy Equipment & Services	10,530,144
	Food & Staples Retailing – 1.6%
74,719	CVS Caremark Corporation	3,347,411
38,696	SUPERVALU INC.	220,954
76,068	Wal-Mart Stores, Inc.	4,655,362
	Total Food & Staples Retailing	8,223,727
	Food Products – 1.1%
116,351	Kraft Foods Inc.	4,422,502
57,000	Sara Lee Corporation	1,227,210
	Total Food Products	5,649,712
	Gas Utilities – 1.0%
36,141	AGL Resources Inc.	1,417,450
28,666	Atmos Energy Corporation	901,832
22,995	National Fuel Gas Company	1,106,519
21,483	ONEOK, Inc.	1,754,302
	Total Gas Utilities	5,180,103
	Health Care Equipment & Supplies – 1.0%
4,460	Hologic Inc., (2)	96,113
3,518	Intuitive Surgical, Inc., (2)	1,905,877
78,706	Medtronic, Inc.	3,084,488
	Total Health Care Equipment & Supplies	5,086,478

	Health Care Providers & Services – 2.3%
6,901	Brookdale Senior Living Inc., (2)	129,187
15,450	Coventry Health Care, Inc., (2)	549,557
35,037	Express Scripts, Holding Company, (2)	1,898,305
17,609	HCA Holdings Inc., (2)	435,647
1,116	Henry Schein Inc., (2)	84,459
39,267	Kindred Healthcare Inc., (2)	339,267
30,795	Medco Health Solutions Inc., (2)	2,164,889
73,429	UnitedHealth Group Incorporated	4,327,905
25,221	Wellpoint Inc.	1,861,310
	Total Health Care Providers & Services	11,790,526
	Health Care Technology – 0.0%
114	Cerner Corporation, (2)	8,682
	Hotels, Restaurants & Leisure – 1.4%
22,200	Carnival Corporation	712,176
42,761	International Game Technology	717,957
2,272	Interval Leisure Group Inc., (2)	39,533
60,499	McDonald’s Corporation	5,934,952
	Total Hotels, Restaurants & Leisure	7,404,618
	Household Durables – 0.8%
9,688	Garmin Limited	454,852
64,653	Newell Rubbermaid Inc.	1,151,470
22,404	Tupperware Corporation	1,422,654
11,356	Whirlpool Corporation	872,822
	Total Household Durables	3,901,798
	Household Products – 2.0%
15,477	Colgate-Palmolive Company	1,513,341
12,645	Kimberly-Clark Corporation	934,339
112,990	Procter & Gamble Company	7,594,058
	Total Household Products	10,041,738
	Industrial Conglomerates – 2.5%
28,842	3M Co.	2,572,995
505,901	General Electric Company	10,153,433
57	Siemens AG, Sponsored ADR	5,748
	Total Industrial Conglomerates	12,732,176
	Insurance – 2.1%
47,749	Allstate Corporation	1,571,897
8,871	Arthur J. Gallagher & Co.	317,050
46,985	Fidelity National Title Group Inc., Class A	847,140
26,683	Hartford Financial Services Group, Inc.	562,478
52,700	Kemper Corporation	1,595,756
63,881	Lincoln National Corporation	1,683,903
63,867	Marsh & McLennan Companies, Inc.	2,094,199
35,702	Travelers Companies, Inc.	2,113,558
	Total Insurance	10,785,981
	Internet & Catalog Retail – 1.0%
15,029	Amazon.com, Inc., (2)	3,043,523
3,103	Hosting Site Network, Inc.	118,007
2,786	priceline.com Incorporated, (2)	1,998,955
	Total Internet & Catalog Retail	5,160,485
	Internet Software & Services – 2.1%
10,937	Akamai Technologies, Inc., (2)	401,388
52,022	eBay Inc., (2)	1,919,092
10,446	Google Inc., Class A, (2)	6,698,393
44,605	United Online, Inc.	218,118
5,616	ValueClick, Inc., (2)	110,860
10,122	VeriSign, Inc., (2)	388,077
72,091	Yahoo! Inc., (2)	1,097,225
	Total Internet Software & Services	10,833,153
	IT Services – 4.0%
34,496	Automatic Data Processing, Inc.	1,903,834
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,323,463
32,696	Fidelity National Information Services	1,082,892
51,648	International Business Machines Corporation (IBM)	10,776,355
3,197	Lender Processing Services Inc.	83,122
5,940	MasterCard, Inc.	2,498,008
42,671	Paychex, Inc.	1,322,374
13,859	Visa Inc.	1,635,362
	Total IT Services	20,625,410
	Leisure Equipment & Products – 0.3%
22,544	Polaris Industries Inc.	1,626,550
	Machinery – 2.9%
28,606	Caterpillar Inc.	3,047,111
17,395	Cummins Inc.	2,088,096
20,434	Deere & Company	1,653,111
13,600	Graco Inc.	721,616
13,107	Ingersoll Rand Company Limited, Class A	541,974
16,893	Parker Hannifin Corporation	1,428,303
11,767	Snap-on Incorporated	717,434
24,465	SPX Corporation	1,896,771
27,348	Stanley Black & Decker Inc.	2,104,702
12,000	Timken Company	608,880
	Total Machinery	14,807,998

	Media – 2.7%
56,665	CBS Corporation, Class B	1,921,510
117,549	Comcast Corporation, Class A	3,527,645
39,613	New York Times, Class A, (2)	268,972
35,396	Omnicom Group, Inc.	1,792,807
114,479	Regal Entertainment Group, Class A	1,556,914
103,897	Walt Disney Company	4,548,611
	Total Media	13,616,459
	Metals & Mining – 1.0%
88,284	Alcoa Inc.	884,606
44,474	Freeport-McMoRan Copper & Gold, Inc.	1,691,791
6,726	Newmont Mining Corporation	344,842
28,148	Nucor Corporation	1,208,957
32,749	Southern Copper Corporation	1,038,471
	Total Metals & Mining	5,168,667
	Multiline Retail – 1.2%
10	Dollar Tree Stores Inc., (2)	945
4,000	Family Dollar Stores, Inc.	253,120
36,680	Macy’s, Inc.	1,457,296
36,926	Nordstrom, Inc.	2,057,517
8,076	Sears Holding Corporation, (2)	535,035
34,401	Target Corporation	2,004,546
	Total Multiline Retail	6,308,459
	Multi-Utilities – 2.1%
40,360	Ameren Corporation	1,314,929
25,585	Consolidated Edison, Inc.	1,494,676
71,595	Integrys Energy Group, Inc.	3,793,819
15,861	Northwestern Corporation	562,431
29,588	OGE Energy Corp.	1,582,958
60,504	Public Service Enterprise Group Incorporated	1,852,027
	Total Multi-Utilities	10,600,840
	Oil, Gas & Consumable Fuels – 9.6%
9,051	Cenovus Energy Inc.	325,293
94,802	Chevron Corporation	10,166,566
77,146	ConocoPhillips	5,863,867
39,168	CONSOL Energy Inc.	1,335,629
26,351	Continental Resources Inc., (2)	2,261,443
16,151	EnCana Corporation	317,367
28,911	EOG Resources, Inc.	3,212,012
220,293	Exxon Mobil Corporation	19,106,012
48,380	Occidental Petroleum Corporation	4,607,227
4,626	Total SA, Sponsored ADR	236,481
76,829	Valero Energy Corporation	1,979,883
	Total Oil, Gas & Consumable Fuels	49,411,780
	Pharmaceuticals – 7.1%
91,791	Abbott Laboratories	5,625,870
120,797	Bristol-Myers Squibb Company	4,076,899
57,664	Eli Lilly and Company	2,322,129
129,934	Johnson & Johnson	8,570,447
165,408	Merck & Company Inc.	6,351,667
384,228	Pfizer Inc.	8,706,606
14,222	Sanofi-Aventis, Sponsored ADR	551,103
	Total Pharmaceuticals	36,204,721
	Professional Services – 0.1%
3,665	Manpower Inc.	173,611
20,209	Resources Connection, Inc.	283,936
	Total Professional Services	457,547
	Real Estate Investment Trust – 2.5%
111,810	Annaly Capital Management Inc.	1,768,834
39,521	Brandywine Realty Trust	453,701
44,183	CapLease Inc.	178,057
25,456	CommonWealth REIT	473,991
55,131	CubeSmart	656,059
15,432	Health Care REIT, Inc.	848,143
49,625	Healthcare Realty Trust, Inc.	1,091,750
45,684	Hospitality Properties Trust	1,209,255
88,469	Lexington Corporate Properties Trust	795,336
27,077	Liberty Property Trust	967,190
17,263	Medical Properties Trust Inc.	160,201
28,311	MFA Mortgage Investments, Inc.	211,483
26,716	Senior Housing Properties Trust	589,088
11,215	Sun Communities Inc.	485,946
25,359	Ventas Inc.	1,447,999
54,475	Weyerhaeuser Company	1,194,092
	Total Real Estate Investment Trust	12,531,125
	Road & Rail – 0.8%
17,765	Norfolk Southern Corporation	1,169,470
25,475	Union Pacific Corporation	2,738,053
	Total Road & Rail	3,907,523

	Semiconductors & Equipment – 2.6%
25,275	Analog Devices, Inc.	1,021,110
96,369	Applied Materials, Inc.	1,198,830
21,444	Broadcom Corporation, Class A	842,749
252,373	Intel Corporation	7,094,205
12,846	Intersil Holding Corporation, Class A	143,875
3,087	Lam Research Corporation, (2)	137,742
24,776	Microchip Technology Incorporated	921,667
27,856	NVIDIA Corporation, (2)	428,704
51,579	Texas Instruments Incorporated	1,733,570
	Total Semiconductors & Equipment	13,522,452
	Software – 3.8%
23,572	Adobe Systems Incorporated, (2)	808,755
18,599	Autodesk, Inc., (2)	787,110
349,236	Microsoft Corporation	11,262,861
181,902	Oracle Corporation	5,304,262
9,475	Salesforce.com, Inc., (2)	1,463,982
	Total Software	19,626,970
	Specialty Retail – 2.6%
23,495	Abercrombie & Fitch Co., Class A	1,165,587
41,497	American Eagle Outfitters, Inc.	713,333
21,475	Best Buy Co., Inc.	508,528
86,692	Home Depot, Inc.	4,361,475
36,817	Limited Brands, Inc.	1,767,216
74,638	Lowe’s Companies, Inc.	2,342,140
364	Orchard Supply Hardware Stores Corporation, (2)	7,517
472	Ross Stores, Inc.	27,423
13,465	Tiffany & Co.	930,835
36,102	TJX Companies, Inc.	1,433,610
	Total Specialty Retail	13,257,664
	Textiles, Apparel & Luxury Goods – 0.4%
7,159	Cherokee Inc.	81,541
15,061	VF Corporation	2,198,605
	Total Textiles, Apparel & Luxury Goods	2,280,146
	Thrifts & Mortgage Finance – 0.3%
36,703	Hudson City Bancorp, Inc.	268,299
60,610	New York Community Bancorp Inc.	843,085
38,788	TrustCo Bank Corporation NY	221,479
	Total Thrifts & Mortgage Finance	1,332,863
	Tobacco – 2.3%
110,378	Altria Group, Inc.	3,407,369
81,518	Philip Morris International	7,223,310
21,468	Reynolds American Inc.	889,634
4,866	Vector Group Ltd.	86,226
	Total Tobacco	11,606,539
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	76,616
	Total Common Stocks (cost $395,989,458)	521,318,165

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 4.3%
$ 21,799	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $21,799,242, collateralized by $20,685,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $22,236,375	0.010%	4/02/12	$ 21,799,224
	Total Short-Term Investments (cost $21,799,224)			21,799,224
	Total Investments (cost $417,788,682) - 105.9%			543,117,389
	Other Assets Less Liabilities - (5.9)% (3)			(30,348,061)
	Net Assets - 100%			$ 512,769,328

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value
	Call Options Written - (4.1)%
(459)	S&P 500 Index	$ (63,112,500)	4/21/12	$1,375.0	$(1,836,000)
(468)	S&P 500 Index	(65,520,000)	4/21/12	1,400.0	(1,001,520)
(429)	S&P 500 Index	(56,842,500)	4/21/12	1,325.0	(3,642,210)
(429)	S&P 500 Index	(57,915,000)	4/21/12	1,350.0	(2,642,640)
(500)	S&P 500 Index	(66,250,000)	5/19/12	1,325.0	(4,470,000)
(449)	S&P 500 Index	(60,615,000)	5/19/12	1,350.0	(3,066,670)
(452)	S&P 500 Index	(62,150,000)	5/19/12	1,375.0	(2,205,760)
(488)	S&P 500 Index	(68,320,000)	6/16/12	1,400.0	(1,991,040)
(3,674)	Total Call Options Written (premiums received $14,529,755)	$(500,725,000)			$(20,855,840)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Common Stocks	$521,318,165	$ –	$ –	$521,318,165
Short-Term Investments:
	Repurchase Agreements	–	21,799,224	–	21,799,224
Derivatives:
	Call Options Written	(20,855,840)	–	–	(20,855,840)
	Total	$500,462,325	$21,799,224	$ –	$522,261,549

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

			Level 3	Level 3	Level 3
			Common Stocks	Preferred Stocks	Total
	Balance at the beginning of period		$ 881	$ 881	$ 1,762
Gains (losses):
	Net realized gains (losses)		(55)	(2)	(57)
Net change in unrealized appreciation (depreciation)			6,702	91	6,793
	Purchases at cost		–	–	–
	Sales at proceeds		(11)	(970)	(981)
	Net discounts (premiums)		–	–	–
	Transfers in to		–	–	–
	Transfers out of		(7,517)	–	(7,517)
	Balance at the end of period		$ –	$ –	$ –

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$ 20,855,840

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $418,200,927.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 173,661,089
Depreciation					(48,744,627)

Net unrealized appreciation (depreciation) of investments					$ 124,916,462

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)		All percentages in the Portfolio of Investments are based on net assets.
	(2)		Non-income producing; issuer has not declared a dividend within the past twelve months.
	(3)		Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at March 31, 2012.
	(4)		For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
	(5)		The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
	ADR		American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012